Segment Reporting - Schedule of Reported Segment Revenues (Details) - Operating Segments [Member]		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers		¥ 1,098,597,376	$ 157,097,335	¥ 1,345,148,037	¥ 1,633,542,039
Total revenues		1,097,353,393	156,919,448	1,343,440,196	1,627,257,689
Less:
Segment income (loss) from operations		(20,715,440)	(2,962,269)	101,776,936	304,291,928
Reconciliation of income (loss) from operations:
Income from operations		56,656,284	8,101,740	161,924,494	335,648,926
Reconciliation of net (loss) income
Net income		163,357,234	23,359,773	107,314,352	260,527,601
Other segment disclosures
Interest revenue		37,806,975	5,406,326	40,072,068	41,371,162
Interest expense		(7,644,628)	(1,093,167)	(6,310,152)	(14,053,841)
Hotel business [Member]
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers		912,348,421		1,066,710,224	1,191,906,073
Less:
Segment income (loss) from operations		68,458,660		214,774,802	310,758,020
Other segment disclosures
Interest revenue		37,684,201		39,982,179	41,240,610
Interest expense		(7,644,628)		(6,310,152)	(13,706,157)
Restaurant business [Member]
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers		186,248,955		278,437,813	441,635,966
Less:
Segment income (loss) from operations		(89,174,100)		(112,997,866)	(6,466,092)
Other segment disclosures
Interest revenue		122,774		89,889	130,552
Interest expense					(347,684)
Revenue from external customers [Member]
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers		1,097,353,393	156,919,448	1,343,440,196	1,627,257,689
Revenue from external customers [Member] | Hotel business [Member]
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers		912,106,439		1,066,502,811	1,191,906,073
Revenue from external customers [Member] | Restaurant business [Member]
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers		185,246,954		276,937,385	435,351,616
Intersegment revenue [Member]
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers		1,243,983	177,887	1,707,841	6,284,350
Intersegment revenue [Member] | Hotel business [Member]
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers		241,982		207,413
Intersegment revenue [Member] | Restaurant business [Member]
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers		1,002,001		1,500,428	6,284,350
Elimination of intersegment revenues [Member]
Schedule of Reported Segment Revenues [Line Items]
Total revenues		(1,243,983)	(177,887)	(1,707,841)	(6,284,350)
Total operating costs and expenses [Member]
Less:
Total operating costs and expenses	[1]	(1,119,312,816)	(160,059,604)	(1,243,371,101)	(1,329,250,111)
Total operating costs and expenses [Member] | Hotel business [Member]
Less:
Total operating costs and expenses	[1]	(843,889,761)		(851,935,422)	(881,148,053)
Total operating costs and expenses [Member] | Restaurant business [Member]
Less:
Total operating costs and expenses	[1]	(275,423,055)		(391,435,679)	(448,102,058)
Other operating income [Member]
Reconciliation of income (loss) from operations:
Income from operations		77,371,724	11,064,009	60,147,558	27,169,901
Other operating income [Member] | Hotel business [Member]
Reconciliation of income (loss) from operations:
Income from operations		76,874,333		56,818,174	24,525,333
Other operating income [Member] | Restaurant business [Member]
Reconciliation of income (loss) from operations:
Income from operations		497,391		3,329,384	2,644,568
Elimination of intersegment gross margin [Member]
Reconciliation of income (loss) from operations:
Income from operations					4,187,097
Other segment income (expense) [Member]
Reconciliation of net (loss) income
Net income	[2]	148,417,352	21,223,399	39,812,901	44,722,932
Other segment income (expense) [Member] | Hotel business [Member]
Reconciliation of net (loss) income
Net income	[2]	149,041,185		39,741,684	44,832,395
Other segment income (expense) [Member] | Restaurant business [Member]
Reconciliation of net (loss) income
Net income	[2]	(623,833)		71,217	(109,463)
Income tax benefit (expense) [Member]
Reconciliation of net (loss) income
Net income		(45,880,022)	(6,560,756)	(88,726,969)	(117,405,481)
Income tax benefit (expense) [Member] | Hotel business [Member]
Reconciliation of net (loss) income
Net income		(48,997,177)		(107,223,277)	(113,125,742)
Income tax benefit (expense) [Member] | Restaurant business [Member]
Reconciliation of net (loss) income
Net income		3,117,155		18,496,308	(4,279,739)
Share of loss in equity method investments, net of tax [Member]
Reconciliation of net (loss) income
Net income		4,163,620	595,390	(1,165,474)	(1,392,002)
Share of loss in equity method investments, net of tax [Member] | Hotel business [Member]
Reconciliation of net (loss) income
Net income		4,163,620		(1,165,474)	(1,392,002)
Share of loss in equity method investments, net of tax [Member] | Restaurant business [Member]
Reconciliation of net (loss) income
Net income
Segment net (loss) income [Member]
Reconciliation of net (loss) income
Net income		163,357,234	23,359,773	111,844,952	257,387,278
Segment net (loss) income [Member] | Hotel business [Member]
Reconciliation of net (loss) income
Net income		249,540,621		202,945,909	265,598,004
Segment net (loss) income [Member] | Restaurant business [Member]
Reconciliation of net (loss) income
Net income		(86,183,387)		(91,100,957)	(8,210,726)
Elimination of intersegment income tax impact [Member]
Reconciliation of net (loss) income
Net income				¥ (4,530,600)	¥ (1,046,774)

[1]	Total operating costs and expenses (i.e. the significant segment expenses) include hotel operating costs, selling expenses, general and administrative expenses, other operating expenses, other general expenses and impairment loss of goodwill and intangible asset with indefinite life.
[2]	Other segment income (expense) includes interest income, interest expense, gains (losses and impairment) on equity securities held, and other income, net.